Share-Based Compensation - Weighted Average Assumptions of PSUs (Details) - PSUs	12 Months Ended
Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free annual interest rate	1.23%
Dividend yield	0.00%
Expected stock price volatility	38.23%
Expected stock price volatility of peer group	28.74%
Expected life of options (years)	3 years
Forfeiture rate	10.30%
Equity correlation against peer group	47.51%